CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income for the year	$ 50,344	$ 39,500	$ 37,012
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	21,068	20,134	18,096
Interest and exchange rate on long term credit	0	0	(47)
Loss in respect of trading marketable securities and other investments	89	3,860	2,387
Increase in liability for employee rights upon retirement	2,507	1,243	2,069
Share in losses of affiliated companies, net	706	585	102
Deferred income taxes	(3,125)	(737)	(443)
Capital loss (gain) on sale of property and equipment, net	89	(224)	(166)
Increase in accounts receivable	(26)	(5,104)	(3,994)
Decrease (increase) in other current and non-current assets	(3,169)	(11,055)	1,047
Decrease (Increase) in inventories	1,102	(5,835)	(3,841)
Increase (decrease) in accounts payable	(1,863)	1,419	1,776
Increase in deferred revenues	5,703	2,169	318
Increase in obligation to purchase non-controlling interests	0	0	967
Increase (decrease) in other current and non-current liabilities	3,793	(837)	507
Net cash provided by operating activities	77,218	45,118	55,790
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(2,384)	(868)	(2,097)
Capital expenditures	(14,243)	(26,505)	(16,626)
Investment in affiliated company	(323)	(939)	(136)
Investment in marketable securities	0	(103)	0
Investments in (repayment of) long - term deposit	(100)	147	(48)
Investments in other companies, net	(477)	(137)	(539)
Proceeds from sale of property and equipment	199	1,051	922
Sale of marketable securities	99	0	0
Net cash used in investment activities	(17,229)	(27,354)	(18,524)
Cash flows from financing activities
Repayment of long-term loan	(11,732)	(16,450)	(23,773)
Settlement of obligation to purchase non-controlling interests	0	0	(11,281)
Short term credit from banking institutions	299	0	0
Acquisition of company shares	(6,613)	(8,445)	(7,281)
Dividend paid	(11,561)	(11,465)	(15,809)
Dividend paid to non-controlling interests	(3,327)	0	(522)
Net cash used in financing activities	(32,934)	(36,360)	(58,666)
Effect of exchange rate changes on cash and cash equivalents	(1,471)	(3,860)	(477)
Net change in cash and cash equivalents	25,584	(22,456)	(21,877)
Balance of cash and cash equivalents at beginning of year	27,850	50,306	72,183
Balance of cash and cash equivalents at end of year	53,434	27,850	50,306
Supplementary disclosure of cash flow information
Interest paid	358	713	979
Income taxes paid, net of refunds	$ 10,926	$ 11,094	$ 13,497